Debt (Long-Term Debt Maturities Excluding Capital Lease Obligations) (Detail) $ in Thousands	Jun. 29, 2016 USD ($)
Debt Disclosure [Abstract]
2017	$ 0
2018	249,934
2019	0
2020	530,250
2021	0
Thereafter	299,796
Carrying value of notes	$ 1,079,980